Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 213,568	£ 191,972
Financial assets at fair value through other comprehensive income	65,062	61,753
Loans and advances at amortised cost	398,779	361,451
Other assets	5,477	3,785
Other interests
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,459	3,490
Financial assets at fair value through other comprehensive income	423	91
Loans and advances at amortised cost	44,292	28,227
Other assets	69	17
Total on-balance sheet exposures	47,243	31,825
Total off-balance sheet notional amounts	21,478	20,441
Maximum exposure to loss	68,721	52,266
Total assets of the entity	315,285	284,552
Other interests | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,284	3,335
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Total on-balance sheet exposures	2,284	3,335
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	2,284	3,335
Total assets of the entity	8,690	11,513
Other interests | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	44,292	28,227
Other interests | Financial assets at amortised cost | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0	0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	32	8
Total on-balance sheet exposures	8,713	5,192
Total off-balance sheet notional amounts	10,552	11,015
Maximum exposure to loss	19,265	16,207
Total assets of the entity	66,504	65,441
Multi-seller conduit programme | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	8,681	5,184
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	59	70
Financial assets at fair value through other comprehensive income	220	53
Other assets	33	4
Total on-balance sheet exposures	22,381	14,665
Total off-balance sheet notional amounts	10,926	9,426
Maximum exposure to loss	33,307	24,091
Total assets of the entity	160,002	166,238
Lending | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	22,069	14,538
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,400	3,420
Financial assets at fair value through other comprehensive income	203	38
Other assets	4	5
Total on-balance sheet exposures	16,149	11,968
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	16,149	11,968
Total assets of the entity	88,779	52,873
Other | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	£ 13,542	£ 8,505